INVESTMENTS, DEBT AND DERIVATIVES - Schedule of Investments and Derivatives Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
At fair value
At fair value	$ 0	$ 8
At amortized cost
At amortized cost	170	457
Total investments and derivatives	170	465
Non-current	2	0	[1]
Current	168	465
Other financial assets - VEON Ltd. shares
At fair value
At fair value	0	8
Indemnity receivable from VEON Amsterdam B.V.
At amortized cost
At amortized cost	40	0
Loan receivable from VEON Amsterdam B.V.
At amortized cost
At amortized cost	0	363
Other receivables from VEON Amsterdam B.V.
At amortized cost
At amortized cost	9	0
Security deposits and cash collateral
At amortized cost
At amortized cost	119	64
Bank deposits
At amortized cost
At amortized cost	2	0
Other investments
At amortized cost
At amortized cost	$ 0	$ 30

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation